Summary of Principal Accounting Policies (Details Narrative)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration of credit risks	57.00%	47.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration of credit risks	23.00%	24.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Product Information [Line Items]
Concentration of credit risks		20.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Supplier [Member]
Product Information [Line Items]
Concentration of credit risks	57.00%	45.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Supplier [Member]
Product Information [Line Items]
Concentration of credit risks	23.00%	25.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Supplier [Member]
Product Information [Line Items]
Concentration of credit risks		23.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration of credit risks	62.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Product Information [Line Items]
Concentration of credit risks		92.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Two Supplier [Member]
Product Information [Line Items]
Concentration of credit risks	54.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Three Supplier [Member]
Product Information [Line Items]
Concentration of credit risks		83.00%
Minimum [Member]
Product Information [Line Items]
Identifiable intangible assets, useful life	3 years
Maximum [Member]
Product Information [Line Items]
Identifiable intangible assets, useful life	10 years